Unaudited Condensed Consolidated Statements of Cash Flows 10-Q - A PARADISE ACQUISITION CORP. - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities:
Net loss	$ (16,429,430)	$ (3,308,219)	$ (26,661,677)	$ (4,699,469)
Changes in operating assets and liabilities
Net cash used in operating activities	(18,975,533)	(3,148,074)	(24,363,702)	(3,056,335)
Cash Flows from Investing Activities
Net cash used in investing activities	(2,748,609)	0	(439,223)	(2,683)
Cash Flows from Financing Activities
Net cash provided by financing activities	9,229,834	5,814,607	46,038,277	6,846,500
Increase in cash and cash equivalents	(12,494,308)	2,666,533	21,235,352	3,787,482
Cash and cash equivalents, at beginning of period	25,253,578	4,018,226	4,018,226	230,744
Cash and cash equivalents, at end of period	12,759,270	6,684,759	25,253,578	4,018,226
A PARADISE ACQUISITION CORP.
Cash Flows from Operating Activities:
Net loss	1,419,174	(34,600)	2,568,594	(75,562)
Adjustment to reconcile net income (loss) to net cash used in operating activities:
Interest earned on marketable securities held in trust account	(1,787,764)	0	(3,318,154)	0
Changes in operating assets and liabilities
Prepaid expenses	(36,496)	600	(136,537)	(2,400)
Accounts payable and accrued expenses	193,773	31,000	384,211	5,070
Net cash used in operating activities	(211,313)	(3,000)	(774,875)	(72,892)
Cash Flows from Investing Activities
Net cash used in investing activities	0	0	(200,000,000)	0
Cash Flows from Financing Activities
Repayment of promissory note to related party	(57,922)	0	(300,000)	0
Proceeds from issuance of promissory note to related party	0	3,000	64,194	95,709
Net cash provided by financing activities	(57,922)	3,000	201,472,504	72,892
Increase in cash and cash equivalents	(269,235)	0	697,629	0
Cash and cash equivalents, at beginning of period	697,629	0	0	0
Cash and cash equivalents, at end of period	428,394	0	697,629	0
Supplemental disclosure of cash flow information:
Deferred underwriting fee payable	0	10,500	8,000,000	0
Accretion of carrying value to redemption value of Class A redeemable ordinary shares	$ 1,787,764	$ 0	$ 21,295,135	$ 0